Copeland Trust

Copeland Risk Managed Dividend Growth Fund

Incorporated herein by reference is the definitive version of the prospectus for the Copeland Risk Managed Dividend Growth Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 17, 2020 SEC Accession No. 0001580642-20-003472.